Commitments - Schedule of Future Rents and Charges (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	€ 14,991
Not Later Than One Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,617
Later Than One Year and Not Later Than Two Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,623
Later Than Two Years and Not Later Than Three Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,357
Later Than Three Years and Not Later Than Four Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,169
Later Than Four Years and Not Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,119
Later than five years and not later than six years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	1,847
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	€ 1,258